SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant risks and uncertainties
Cash and cash equivalents	$ 65,263	$ 53,454
Currency Concentration Risk | Cash and cash equivalents, term deposit and restricted cash | RMB
Significant risks and uncertainties
Cash and cash equivalents	$ 0	$ 23,263
Concentration risk, Percentage	0.00%	43.00%